Commissions and Expenses - Summary of Cumulative Number of Shares and Their Status in Relation to Active Long Term Incentive Plans and Allocated Variable Compensation to Identified Staff (Detail)	12 Months Ended
	Dec. 31, 2020 shares € / shares	Dec. 31, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	24,201,301	20,168,557
Number of shares conditionally granted	35,805,415
Number of shares allocated	27,501,890
Number of shares conditionally granted as variable compensation	8,381,086	7,378,113
Number of shares allocated	381,035	621,373
Number of shares forfeited	(377,616)	(545,735)
Number of shares vested	(6,879,507)	(3,421,007)
Ending balance	25,706,299	24,201,301
2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	3,690,837	6,243,971
Number of shares conditionally granted	6,809,814
Number of shares allocated	7,155,420
Number of shares allocated		22,580
Number of shares forfeited	(10,376)	(44,746)
Number of shares vested	(3,680,461)	(2,530,968)
Ending balance		3,690,837
Average share price used for grant in EUR | € / shares	€ 5.128
2016 [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	3.990
2016 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	€ 4.898
2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	6,516,995	7,244,231
Number of shares conditionally granted	6,722,418
Number of shares allocated	7,461,564
Number of shares allocated	4,436	30,730
Number of shares forfeited	(55,039)	(331,606)
Number of shares vested	(2,604,178)	(426,360)
Ending balance	3,862,214	6,516,995
Average share price used for grant in EUR | € / shares	€ 5.246
2017 [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	4.040
2017 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	€ 4.933
2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	5,663,455	6,680,355
Number of shares conditionally granted	6,513,984
Number of shares allocated	6,123,546
Number of shares allocated	38,502	(390,438)
Number of shares forfeited	(199,587)	(169,383)
Number of shares vested	(250,819)	(457,079)
Ending balance	5,251,551	5,663,455
Average share price used for grant in EUR | € / shares	€ 5.405
2018 [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	4.143
2018 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	€ 5.054
2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	8,330,014
Number of shares conditionally granted	7,378,113
Number of shares allocated	6,761,360
Number of shares conditionally granted as variable compensation		7,378,113
Number of shares allocated	(616,753)	958,501
Number of shares forfeited	(94,970)
Number of shares vested	(277,523)	(6,600)
Ending balance	7,340,768	8,330,014
Average share price used for grant in EUR | € / shares	€ 4.162
2019 [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	2.741
2019 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	€ 3.737
2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares conditionally granted	8,381,086
Number of shares conditionally granted as variable compensation	8,381,086
Number of shares allocated	954,850
Number of shares forfeited	(17,644)
Number of shares vested	(66,526)
Ending balance	9,251,766
Average share price used for grant in EUR | € / shares	€ 4.083
2020 [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	1.794
2020 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	€ 3.796